SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 07, 2024	Jan. 18, 2024	Oct. 14, 2024
Merger Shares [Member] | Agreement [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Underwriter, shares		7,246,377
Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Underwriter, shares		1,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits	$ 690,000		$ 690,000
Subsequent Event [Member] | Merger Shares [Member] | Agreement [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Underwriter, shares		7,246,377
Subsequent Event [Member] | Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to Underwriter, shares		1,400,000
Subsequent Event [Member] | Early Bird Capital [Member]
Subsequent Event [Line Items]
Number of shares transferred	30,000